BASIS OF PRESENTATION (Details)	12 Months Ended
Dec. 31, 2018
CannTrust Inc.
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%
Elmcliffe Investments Inc.
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%
Elmcliffe Investments [No. 2] Inc.
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	100.00%
Cannabis Coffee and Tea Pod Company Ltd.
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in joint venture and investment	50.00%
O'Cannabis
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in joint venture and investment	50.00%
Cannatrek Ltd.
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in joint venture and investment	20.00%
Stenocare A/S
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in joint venture and investment	19.00%
Grey Wolf Animal Health
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in joint venture and investment	6.00%